CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY AND COMPREHENSIVE INCOME (LOSS) (USD $) In Thousands, unless otherwise specified	Total	Common stock	Additional paid-in capital	Accumulated income (deficit)	Accumulated other comprehensive income (loss)	Comprehensive income
Balances at Nov. 30, 2008	$ 213,589	$ 291	$ 366,067	$ (139,166)	$ (13,603)
Balances (in shares) at Nov. 30, 2008		29,146
Increase (Decrease) in Stockholders' Equity
Issuance of common shares	87	4	83
Issuance of common shares (in shares)		315
Non-cash equity compensation	5,625		5,625
Tax on equity compensation	(850)		(850)
Components of comprehensive income (loss), net of tax:
Net income (loss)	(16,414)			(16,414)		(16,414)
Unrealized (loss) gain on forward foreign currency contracts net of reclassification adjustment:	17,201				17,201	17,201
Total comprehensive income	787					787
Balances at Nov. 30, 2009	219,238	295	370,925	(155,580)	3,598
Balances (in shares) at Nov. 30, 2009		29,461
Increase (Decrease) in Stockholders' Equity
Issuance of common shares	2,113	8	2,105
Issuance of common shares (in shares)		815
Non-cash equity compensation	9,654		9,654
Components of comprehensive income (loss), net of tax:
Net income (loss)	139,428			139,428		139,428
Unrealized (loss) gain on forward foreign currency contracts net of reclassification adjustment:	(3,102)				(3,102)	(3,102)
Total comprehensive income	136,326					136,326
Balances at Nov. 30, 2010	367,331	303	382,684	(16,152)	496
Balances (in shares) at Nov. 30, 2010	30,276	30,276
Increase (Decrease) in Stockholders' Equity
Issuance of common shares	3,344	9	3,335
Issuance of common shares (in shares)		894
Repurchase of common shares	(32,290)	(36)	(32,254)
Repurchase of common shares (in shares)		(3,602)
Non-cash equity compensation	7,127		7,127
Tax on equity compensation	178		178
Components of comprehensive income (loss), net of tax:
Net income (loss)	28,297			28,297		28,297
Unrealized (loss) gain on forward foreign currency contracts net of reclassification adjustment:	(1,833)				(1,833)	(1,833)
Total comprehensive income	26,464					26,464
Dividends to shareholders	(2,980)			(2,980)
Balances at Nov. 30, 2011	$ 369,174	$ 276	$ 361,070	$ 9,165	$ (1,337)
Balances (in shares) at Nov. 30, 2011	27,568	27,568